UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
April 26, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
85
Form 13F Information Table Value Total:
$127,255


List of Other Included Managers:





No.  13F File Number
Name

Form 13F Information Table

			                                Value	Shares/	 Sh/   Put/    Invstmt	Other 	Voting Authority
Name of Issuer	           Title of Class   CUSIP     (x$1000)  PRN AMT	 PRN   Call    Discretn Managers Sole Shared None

Accenture LTD.                 COM	    G1150G111    390	 6041	 SH	     SOLE		6041
Affiliated Managers Group      COM	    008252108	3880	34698	 SH	     SOLE	        9478	   25220
Aflac Inc 	               COM	    001055102	 346	 7527	 SH	     SOLE		7527
Allete Inc.                    COM	    018522300   2090	50370	 SH	     SOLE	       13737	   36633
Alpha Natural Resources Inc.   COM	    02076X102   1800   118331	 SH	     SOLE	       32042	   86289
American Eagle Outfitters Inc. COM	    02553E106   2528   147090	 SH	     SOLE	       40257	  106833
Ameritrade Holdings Corp       COM	    03074K100    337    17096	 SH	     SOLE	       17096
AMN Healthcare Services Inc.   COM	    001744101   2975   490899	 SH	     SOLE	      134133	  356766
Annaly Capital Management Inc. COM	    035710409	 252	15902	 SH	     SOLE	       15902
Apache Corporation             COM	    037411105	 359	 3573	 SH	     SOLE	        3573
Arbitron Inc.                  COM	    03875Q108   1645	44491	 SH	     SOLE	       12228	   32263
ATMI Inc.                      COM	    00207R101   1715	73625	 SH	     SOLE	       20245	   53380
BMC Software Inc               COM	    55921100	 365	 9086	 SH	     SOLE	        9086
Cal - Maine Foods Inc          COM	    128030202	3348	87516	 SH	     SOLE	       23864	   63652
Capitol Federal Financial Inc. COM	    14057J101   2000   168341	 SH	     SOLE	       45973	  122368
Capstead Mortgage Corporation  COM	    14067E506   2403   183306	 SH	     SOLE	       44769	  138537
CareFusion Corporation         COM	    14170T101    289	11140	 SH	     SOLE	       11140
Caterpillar Inc                COM	    149123101	 331	 3109	 SH	     SOLE	        3109
Chubb Corp                     COM	    171232101	 358	 5187	 SH	     SOLE	        5187
Cirrus Logic Inc.              COM	    172755100	2682   112692	 SH	     SOLE	       30358	   82334
Cisco Systems                  COM	    17275R102    477	22571	 SH	     SOLE	       22571
Clorox Company                 COM	    189054109	 287	 4172	 SH	     SOLE	        4172
CME Group Inc                  COM	    12572Q105    380	 1312	 SH	     SOLE	        1312
Commercial Metals Company      COM	    201723103	 333	22500	 SH	     SOLE		2250
Conocophillips                 COM	    20825C104    276	 3626	 SH	     SOLE		3626
Covance Inc                    COM	    222816100	2562	53785	 SH	     SOLE	       14679	   39106
Cummins Inc Formerlycummins En COM	    231021106	 269	 2236	 SH	     SOLE		2236
Diamond Offshore Drilling Inc. COM	    25271C102    362	 5420	 SH	     SOLE		5420
Digital Generation Inc.        COM	    25400B108   1401   137197	 SH	     SOLE	       37481	   99716
EarthLink, Inc                 COM	    270321102	2693   337042	 SH	     SOLE	       92140	  244902
Endo Pharmaceuticals Holdings  COM	    29264F205   2718	70185	 SH	     SOLE	       19170	   51015
Exelon Corp                    COM	    30161N101    230	 5874	 SH	     SOLE		5874
Flir Systems Inc.              COM	    302445101	2295	90694	 SH	     SOLE	       24537	   66157
GameStop Corporation           COM	    36467W109   2383   109095	 SH	     SOLE	       29533	   79562
GFI Group Inc.                 COM	    361652209	2157   573760	 SH	     SOLE	      156808	  416952
Goldman Sach Group Inc.        COM	    38141G104    343     2754	 SH	     SOLE		2754
Goodrich Petroleum Corporation COM	    382410405	2929   154007	 SH	     SOLE	       41676      112331
GT Advanced Technologies Inc.  COM	    36191U106   2087   252374	 SH          SOLE	       69104	  183270
Gulfport Energy Corporation    COM	    402635304	2141    73512	 SH	     SOLE	       20016	   53496
Harris Corp                    COM	    413675105	 387	 8590	 SH	     SOLE		8590
Helix Energy Solution Gp       COM	    42330P107   3253   182774	 SH	     SOLE	       49979	  132795
Illinois Tool Works Inc.       COM	    452308109	 382     6690	 SH	     SOLE		6690
Intel                          COM	    458140100	 543	19319	 SH	     SOLE	       19319
Intrepid Potash Inc Com        COM	    46121Y102   1741	71568	 SH	     SOLE	       19800	   51768
Intuit Inc.                    COM	    461202103	 329	 5462	 SH	     SOLE	        5462
Ishares R1000 Growth           COM	    464287614	 333	 5032	 SH	     SOLE		5032
Ishares R1000 Value            COM	    464287598	 184	 2626	 SH	     SOLE		2626
Jones Lang LaSalle Inc.        COM	    48020Q107   2380	28572	 SH	     SOLE		7804	   20768
Kirkland's Inc.                COM	    497498105	3078   190255	 SH	     SOLE	       51955	  138300
Kohl's Corp                    COM	    500255104	 351	 7025	 SH	     SOLE		7025
Kraton Performance Polymers IncCOM	    50077C106   2436	91683	 SH	     SOLE	       25518	   66165
Kulicke & Soffa Industries Inc COM	    501242101	3015   242588	 SH	     SOLE	       66446	  176142
Logitech International SA      COM	    H50430232   2494   319754	 SH	     SOLE	       87877	  231877
LTX Credence Corp              COM	    502403207	2882   400888	 SH	     SOLE	      110024	  290864
Marsh & Mclennan Companies Inc COM	    571748102	321	 9798	 SH	     SOLE		9798
Mattel Inc.                    COM	    577081102	416	12356	 SH	     SOLE	       12356
Medtronic Inc                  COM	    585055106	396	10109	 SH	     SOLE	       10109
Microsoft                      COM	    594918104	126	 3892	 SH	     SOLE		3892
Montpelier Re Holdings LTD     COM	    G62185106  3053    158030	 SH	     SOLE	       43161	  114869
Nike Inc Class B               COM	    654106103	297	 2736	 SH	     SOLE		2736
Nordic American Tankers Ltd.   COM	    G65773106  3350    210959	 SH	     SOLE	       58362      152597
Occidental Petroleum Corp      COM	    674599105	245	 2577	 SH	     SOLE		2577
OmniVision Technologies        COM	    682128103  3996    199776	 SH	     SOLE	       54786	  144990
Oplink Communications, Inc.    COM	    68375Q403  2113    123560	 SH	     SOLE	       33895	   89665
Orbital Sciences Corporation   COM	    685564106  2073    157615	 SH	     SOLE	       42917	  114698
Rigel Pharmaceuticals Inc.     COM	    766559603  2628    326401	 SH	     SOLE	       88848	  237553
Rubicon Technology Inc.        COM	    78112T107  2341    224435	 SH	     SOLE	       62017	  162418
Skechers USA Inc.              COM	    830566105  2801    220209	 SH	     SOLE	       60684	  159525
Stryker Corp 	               COM	    863667101	298	 5363	 SH	     SOLE	        5363
Symantec Corp     	       COM	    871503108	353	18852	 SH	     SOLE	       18852
Synaptics Inc.                 COM	    87157D109  3144	86118	 SH	     SOLE	       23327	   62791
Sysco Corporation              COM	    871829107	285	 9560	 SH	     SOLE		9560
Taser Intl Inc                 COM	    87651B104  3000    691357	 SH	     SOLE	      187583	  503774
Texas Instruments              COM	    882508104	312	 9288	 SH	     SOLE		9288
Thompson Creek Metals Company  COM	    884768102  2551    377350	 SH	     SOLE	      103728	  273622
Tutor Perini Corp              COM	    901109108  3310    212439	 SH	     SOLE	       58163	  154276
Umpqua Holdings Corp           COM	    904214103  2935    216419	 SH	     SOLE	       59857	  156562
United Therapeutics Corp       COM	    91307C102  1844     39122	 SH	     SOLE	       10718	   28404
Unitedhealth Group             COM	    91324P102   571	 9687	 SH	     SOLE		9687
Vanguard Emerging Markets VIPE COM	    922042658	320	 7365	 SH	     SOLE		7365
Vanguard Pacific VIPERs        COM	    922042866	244	 4601	 SH	     SOLE		4601
Varian Medical Systems Inc.    COM	    92220P105   438	 6347	 SH	     SOLE		6347
ViroPharma Inc.                COM	    928241108  2752     91519	 SH	     SOLE	       25097	   66422
Walgreen Company  	       COM	    931422109	209	 6232	 SH	     SOLE		6232
Windstream Corp                COM	    97381W104   328	28048	 SH	     SOLE	       28048